Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Capital Group U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Equity Fund
Class Name	Capital Group U.S. Equity Fund
Trading Symbol	CUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Equity Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CUSEX	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 20.56% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
U.S. equities extended their gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong returns in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The U.S. Federal Reserve (Fed) reduced interest rates in September and October, responding to signs of a weakening labor market.
Within the fund, most sectors added to the portfolio, with information technology and communication services being particularly additive. Similarly, utilities, real estate and industrials enjoyed returns that surpassed those of the overall portfolio.
In terms of detractors, holdings in the health care sector were the largest weight on overall results. Likewise, the energy and materials sectors posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Group U.S. Equity Fund *	20.56%	15.40%	13.45%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 406
Total number of portfolio holdings	93
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)